Shareholder Report, Average Annual Return (Details) 190826_Brown Advisory Small-Cap Fundamental Value Fund_Advisor Shares_TSR Annual {Advisor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Average Annual Return, Percent	33.32%	9.61%	9.85%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	22.02%	12.66%	15.30%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	43.01%	8.23%	10.89%